Note 16 - Commitments (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of flow through liability [text block]
	March 31, 2026	March 31, 2025	March 31, 2024

Balance, opening	$1,791,526	$11,666	$-
Addition	1,605,690	1,900,762)	20,143
Recovery of flow-through premium liability	(1,791,526)	(120,902)	(8,477)

Balance, closing	$1,605,690	$1,791,526	$11,666